BUSINESS ACQUISITIONS (Details 2) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair values of assets acquired and liabilities assumed
Goodwill	$ 549,368	$ 429,225	$ 421,372
NovalereMember
Fair values of assets acquired and liabilities assumed
Cash	43,124
Prepaid expenses and other current assets	25,906
Total Tangible Assets	69,030
Product rights and related Manufacturing agreement	4,681,000
Trademarks	150,000
Total identifiable Intangible Assets	4,831,000
Goodwill	120,143
Total Acquired Assets	5,020,173
Other current liabilities	(43,124)
Total Assumed Liabilities	(43,124)
Net Purchase Price Consideration	$ 4,977,049